ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net
	As of December 31,
	2016	2017

Accounts receivable	198,851	364,654
Less: allowance for doubtful accounts	—	—

Accounts receivable, net	198,851	364,654

Schedule of allowance for doubtful accounts

	Years ended December 31,
	2015	2016	2017

Balance at the beginning of the year	2,156	2,156	—
Allowance made during the year	—	—	—
Reversal during the year	—	(2,156)	—

Balance at the end of the year	2,156	—	—